Depreciation Amortization and Impairment - Schedule of CGU Book Value (Detail) - Funds Managed by Related Subsidiaries [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Chile [member]
Disclosure of geographical areas [line items]
Total	$ 2,366,517	$ 2,600,114
Colombia [member]
Disclosure of geographical areas [line items]
Total	$ 959,821	$ 843,943